Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 3,573	$ 3,766	$ 2,766
Work-in-process	2,920	2,959	1,483
Finished goods	8,767	7,562	5,098
Supplies	287	257	240
Total inventories	15,547	14,544	9,587
Long-term material purchase obligations	$ 2,421